UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2019

Due to the unexpected absence of the PEO, for personal reasons, Graham Laybourn, Vice President, has reviewed and signed the N-CSR. The decision for Graham Laybourn to replace the PEO in this instance was taken based on the below:

1.              Sarbanes Oxley requires the principal executive and financial officers “or person performing similar functions” to certify the information in the N-CSR.  It has been determined that Graham Laybourn is a person performing similar functions to the PEO.

2.              The Trust’s By-Law give any officer the power to sign these certificates.

3.              We will ratify the signing at the next board meeting.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

The Multi Asset Fund

Annual Report

April 30, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds' website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Index

Page Number
01	Management Discussion
02	Fund Expenses
The Multi Asset Fund
04	Industry Diversification Table
05	Portfolio of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
19	Statement of Changes in Net Assets
Financial Highlights
20	Selected Data for Class K
21	Selected Data for Institutional Class
22	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
Supplemental Information
34	Federal Income Tax Information
35	Management of the Trust
37	Board Considerations Regarding New Fund's Contract Approval

Source: © David Robertson / Alamy Stock Photo

Management Discussion (unaudited)

Annual Report April 30, 2019

The Multi Asset Fund

Market conditions and review of performance of share Class K since inception to April 30, 2019

After several good years, in which most asset classes have performed well, 2018 served as a reminder to us all that we should never become complacent. Most asset classes struggled as the buoyant sentiment of the past few years was overwhelmed by the weight of risks to the macroeconomic environment. However, as if to prove the extent to which investment markets are in a general state of flux, the start of 2019 has been more upbeat, at least from a returns perspective, with a number of asset classes rebounding from the December 2018 selloff.

Class K of the Fund delivered a positive return of 7.06% since inception of the Fund on December 4, 2018. All asset classes in which the Fund invests contributed positively to performance over the period, with listed equities, emerging market government bonds, infrastructure and real estate the key contributors to performance. Listed equities was the asset class that delivered the largest positive contribution to the Fund's performance, driven by strong returns from our Emerging Market and International Equity Fund holdings as well as our investment in Chinese A shares. Emerging market government bonds also performed well, as the asset class continued its recovery from the losses sustained in the summer of 2018, when many investors moved out of these perceived riskier assets in favor of more 'safe-haven' opportunities.

Our central expectation is for global growth to remain around long-term trend levels in 2019. That is predicated on, among other factors, monetary policy remaining broadly stimulative in most regions; on a mutually agreeable resolution to the trade dispute between the US and China; and on China's efforts to stimulate its economy proving successful, at least in preventing any further deterioration in growth. While most asset markets have rallied sharply since the start of 2019, few markets look particularly expensive in our view. We believe most economic assets can deliver positive returns against this backdrop of trend growth, supportive monetary policy and fair valuations, and we maintain relatively larger allocations to these attractive asset classes.

Of course, we recognize that there are risks to that outlook, and we seek to protect your portfolio against them. One concern we have is around increasing inflationary pressure, particularly in the US, Japan and

Europe and as such we hold inflation protection (breakeven positions) in the portfolio. We also use currency positioning to hedge against potential negative outcomes and continue to hold a long position in the Japanese yen against the Korean won.

01

Fund Expenses (unaudited)

Annual Report April 30, 2019

As a shareholder of The Multi Asset Fund (the "Fund") you incur ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 4, 2018 to April 30, 2019.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

02

Fund Expenses (unaudited)

Annual Report April 30, 2019

	Beginning Account Value 12/4/18	Ending Account Value 04/30/19	Annualized Expense Ratios Based on the Period 12/4/18 to 04/30/19	Expenses Paid During Period
The Multi Asset Fund — Class K
Actual*	$1,000	$1,070.60	0.55%	$2.31
Hypothetical (5% return before expenses)	$1,000	$1,016.51	0.55%	$2.25
The Multi Asset Fund — Institutional Class
Actual*	$1,000	$1,070.60	0.55%	$2.31
Hypothetical (5% return before expenses)	$1,000	$1,016.51	0.55%	$2.25

*  Commencement of operations on December 4, 2018. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 148/365 (to reflect the period from commencement of operations through April 30, 2019).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the year or period ended April 30, 2019. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent period; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent period may differ from expense ratios based on the data in the financial highlights.

03

Industry Diversification Table

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Value	% of Total Net Assets
Aerospace/Defense	$8,330	0.1%
Agriculture	2,035	0.0	(a)
Apparel	8,950	0.1
Asset Backed Securities	289,775	2.7
Auto Parts & Equipment	12,753	0.1
Banks	216,329	2.0
Chemicals	23,929	0.2
Commercial Services	19,507	0.2
Computers	7,406	0.1
Distribution/Wholesale	4,030	0.0	(a)
Electric	291,680	2.7
Electronics	27,663	0.3
Energy-Alternate Sources	208,304	2.0
Engineering & Construction	3,146	0.0	(a)
Entertainment	18,150	0.2
Food	13,679	0.1
Food Service	4,071	0.0	(a)
Forest Products & Paper	4,110	0.0	(a)
Gas	47,593	0.4
Hand/Machine Tools	5,194	0.1
Healthcare-Services	16,102	0.2
Housewares	16,149	0.2
Insurance	7,263	0.1
Internet	43,948	0.4
Investment Companies	77,276	0.7
Machinery-Diversified	4,070	0.0	(a)
Media	37,165	0.4
Mining	21,495	0.2
Miscellaneous Manufacturing	15,925	0.2
Oil & Gas	50,097	0.5
Packaging & Containers	26,015	0.2
Pharmaceuticals	6,112	0.1
Pipelines	3,127	0.0	(a)
Pooled Investment Vehicles	2,966,962	27.7
Real Estate	127,332	1.2
REITS	784,824	7.3
Retail	34,371	0.3
Software	19,706	0.2
Sovereign	4,220,772	39.4
Telecommunications	75,519	0.7
Transportation	6,135	0.1
Total Value of Investments	9,776,999	91.4
Other assets less liabilities	924,262	8.6
Net Assets	$10,701,261	100.0%

(a)  Amounts rounds to less than 0.1%.

04

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal		Value
POOLED INVESTMENT VEHICLES — 28.6%
GUERNSEY — 2.2%
International Public Partnerships Ltd.		49,500	$104,161
NextEnergy Solar Fund Ltd.		38,730	59,595
Renewables Infrastructure Group Ltd. (The)		47,583	77,276
			241,032
IRELAND — 2.5%
Aspect Core Trend Fund		2,741	265,856
LUXEMBOURG — 0.5%
BBGI SICAV SA		27,860	57,945
SINGAPORE — 0.2%
Keppel Infrastructure Trust		63,300	22,107
UNITED KINGDOM — 3.7%
3i Infrastructure PLC		10,000	37,601
Foresight Solar Fund Ltd.		38,560	61,578
Greencoat UK Wind PLC		26,860	49,666
Hicl Infrastructure PLC		91,100	197,587
John Laing Environmental Assets Group Ltd.		32,225	47,904
			394,336
UNITED STATES — 19.5%
Credit Suisse Managed Futures Strategy Fund, Class I *		25,800	258,516
The Emerging Markets Fund, Class K (1)		13,761	285,408
The International Equity Fund, Class K (1)		94,255	1,208,349
The U.S. Equity Growth Fund, Class K *(1)		19,082	332,796
			2,085,069
Total Pooled Investment Vehicles
(cost $2,885,781)			3,066,345
INFLATION INDEXED BONDS — 17.7%
FRANCE — 2.0%
French Republic Government Bond OAT, 0.70%, 07/25/30	EUR	161,427	212,284

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal		Value
GERMANY — 2.0%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 04/15/26	EUR	171,042	$212,182
JAPAN — 2.9%
Japanese Government CPI Linked Bond, 0.10%, 03/10/27	JPY	33,993,455	316,605
MEXICO — 2.0%
Mexican Udibonos, Series S, 4.50%, 12/04/25	MXN	3,822,815	209,602
UNITED STATES — 8.8%
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/20		490,100	526,311
U.S. Treasury Inflation Indexed Note, 0.63%, 01/15/26		386,100	414,525
			940,836
Total Inflation Indexed Bonds
(cost $1,851,674)			1,891,509
FOREIGN GOVERNMENT BONDS — 14.3%
CHILE — 2.7%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	180,000,000	288,864
COLOMBIA — 1.7%
Colombian TES, Series B, 7.00%, 06/30/32	COP	606,000,000	187,385
INDONESIA — 1.8%
Indonesian Treasury Bond, 9.00%, 03/15/29	IDR	2,495,000,000	188,141
MALAYSIA — 1.8%
Malaysian Government Bond, 3.91%, 07/15/26	MYR	810,000	197,386
PERU — 2.8%
Peruvian Government Bond, 6.15%, 08/12/32	PEN	935,000	297,720
POLAND — 0.8%
Republic of Poland Government Bond, 2.50%, 07/25/27	PLN	320,000	81,603
SOUTH AFRICA — 0.9%
Republic of South Africa Government Bond, 8.00%, 01/31/30	ZAR	1,530,000	98,763

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal		Value
TURKEY — 1.8%
Turkish Government International Bond, 7.38%, 02/05/25	TRY	193,000	$190,974
Total Foreign Government Bonds
(cost $1,503,185)			1,530,836
CORPORATE BONDS — 7.8%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22		6,000	6,075
CANADA — 0.4%
Bell Canada, Inc., Series MTN, 4.75%, 09/29/44		21,000	17,128
Fairfax US, Inc., 4.88%, 08/13/24		7,000	7,263
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26		4,000	4,195
Teck Resources Ltd., 8.50%, 06/01/24		7,000	7,490
Vermilion Energy, Inc., 5.63%, 03/15/25		7,000	6,947
			43,023
FRANCE — 0.3%
Electricite de France SA, 6.95%, 01/26/39		14,000	18,302
Orange SA, 9.00%, 03/01/31		12,000	17,643
			35,945
ITALY — 0.1%
Telecom Italia Capital SA, 7.20%, 07/18/36		6,000	6,147
NORWAY — 0.2%
Equinor ASA, 6.13%, 11/27/28		10,000	17,828
SWITZERLAND — 1.5%
UBS AG , Zero cpn., 02/05/20		690	84,091
UBS AG , Zero cpn., 02/05/20		630	79,613
			163,704
UNITED KINGDOM — 0.4%
British Land Co. PLC (The), 5.26%, 09/24/35		10,000	16,795
EnQuest PLC, 7.00%, PIK , 04/15/22		6,021	5,043
HSBC Holdings PLC, 5.75%, 12/20/27		11,000	17,172
			39,010

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal	Value
UNITED STATES — 4.8%
ACI Worldwide, Inc., 5.75%, 08/15/26	4,000	$4,135
Antero Resources Corp., 5.13%, 12/01/22	7,000	7,026
APX Group, Inc., 7.88%, 12/01/22	4,000	3,990
Aramark Services, Inc., 5.00%, 02/01/28	4,000	4,071
AT&T, Inc., 5.25%, 03/01/37	16,000	17,126
Blue Cube Spinco LLC, 9.75%, 10/15/23	6,000	6,705
Booking Holdings, Inc., 3.60%, 06/01/26	17,000	17,375
Cable One, Inc., 5.75%, 06/15/22	4,000	4,066
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26	6,000	6,015
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 09/30/22	9,000	9,146
CenturyLink, Inc., Series P, 7.60%, 09/15/39	8,000	7,000
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,000	3,127
Citigroup, Inc., 8.13%, 07/15/39	12,000	18,182
Colfax Corp., 6.00%, 02/15/24	5,000	5,194
Darling Ingredients, Inc., 5.25%, 04/15/27	2,000	2,035
Dell International LLC / EMC Corp., 7.13%, 06/15/24	7,000	7,406
Enviva Partners LP / Enviva Partners Finance Corp., 8.50%, 11/01/21	4,000	4,160
FirstCash, Inc., 5.38%, 06/01/24	8,000	8,180
Fortive Corp., 3.15%, 06/15/26	17,000	16,538
Freeport-McMoRan, Inc., 3.55%, 03/01/22	8,000	7,930
frontdoor, Inc., 6.75%, 08/15/26	3,000	3,146
General Electric Co., 2.50%, 03/28/20	16,000	15,925
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	8,000	7,600
Graham Holdings Co., 5.75%, 06/01/26	9,000	9,427
Hanesbrands, Inc., 4.63%, 05/15/24	5,000	5,050
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	6,000	6,112
IQVIA, Inc., 4.88%, 05/15/23	4,000	4,065
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 06/15/25	7,000	7,184
L Brands, Inc., 6.88%, 11/01/35	7,000	6,212
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	6,000	6,495
Liberty Interactive LLC, 4.00%, 11/15/29	8,308	5,795
LKQ Corp., 4.75%, 05/15/23	4,000	4,030
Matador Resources Co., 5.88%, 09/15/26	6,000	6,045
Match Group, Inc., 5.00%, 12/15/27	4,000	4,020
MEDNAX, Inc., 5.25%, 12/01/23	4,000	4,070
Meritor, Inc., 6.25%, 02/15/24	5,000	5,153
Mueller Water Products, Inc., 5.50%, 06/15/26	4,000	4,070
Multi-Color Corp., 4.88%, 11/01/25	5,000	5,194
Netflix, Inc., 4.38%, 11/15/26	9,000	8,910

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal	Value
Netflix, Inc., 4.88%, 04/15/28	2,000	$1,983
Newell Brands, Inc., 4.20%, 04/01/26	17,000	16,149
Penske Automotive Group, Inc., 5.50%, 05/15/26	9,000	8,978
Praxair, Inc., 3.20%, 01/30/26	17,000	17,224
PTC, Inc., 6.00%, 05/15/24	11,000	11,506
QVC, Inc., 4.38%, 03/15/23	2,000	2,023
Range Resources Corp., 5.75%, 06/01/21	7,000	7,208
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 07/15/24	11,000	11,371
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	9,000	8,978
Santander Holdings USA, Inc., 4.40%, 07/13/27	17,000	17,271
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	4,000	4,110
Scientific Games International, Inc., 5.00%, 10/15/25	9,000	8,955
Sealed Air Corp., 5.50%, 09/15/25	9,000	9,450
Sensata Technologies BV, 5.00%, 10/01/25	7,000	7,175
Sirius XM Radio, Inc., 5.38%, 04/15/25	12,000	12,300
Six Flags Entertainment Corp., 4.88%, 07/31/24	5,000	5,000
Sprint Corp., 7.25%, 09/15/21	10,000	10,475
Tenet Healthcare Corp., 4.63%, 07/15/24	6,000	6,017
Tesla Energy Operations, Inc., 1.63%, 11/01/19	7,000	6,792
Townsquare Media, Inc., 6.50%, 04/01/23	6,000	5,858
TransDigm, Inc., 6.25%, 03/15/26	8,000	8,330
TTM Technologies, Inc., 5.63%, 10/01/25	4,000	3,950
VeriSign, Inc., 5.25%, 04/01/25	11,000	11,660
Weight Watchers International, Inc., 8.63%, 12/01/25	7,000	6,090
Wolverine World Wide, Inc., 5.00%, 09/01/26	4,000	3,900
WP Carey, Inc., 4.25%, 10/01/26	17,000	17,229
XPO Logistics, Inc., 6.50%, 06/15/22	6,000	6,135
		514,027
Total Corporate Bonds
(cost $767,926)		825,759
REITs — 7.0%
FRANCE — 1.0%
Covivio	248	26,842
Gecina SA	250	37,354
ICADE	470	40,169
		104,365

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal	Value
GUERNSEY — 0.4%
UK Commercial Property REIT Ltd.	33,800	$39,007
IRELAND — 0.3%
Hibernia REIT PLC	22,200	35,606
ITALY — 0.2%
Immobiliare Grande Distribuzione SIIQ SpA	3,000	22,712
NETHERLANDS — 0.2%
Vastned Retail NV	660	23,188
SPAIN — 0.2%
Merlin Properties Socimi SA	1,900	25,917
UNITED KINGDOM — 4.7%
British Land Co. PLC (The)	18,820	146,018
Hammerson PLC	33,754	142,015
Land Securities Group PLC	12,550	151,252
LondonMetric Property PLC	16,040	42,293
Tritax Big Box REIT PLC	9,500	18,427
		500,005
Total REITs
(cost $726,201)		750,800
COMMON STOCKS — 5.9%
GERMANY — 1.2%
ADO Properties SA	285	14,960
Deutsche Wohnen SE	780	35,136
LEG Immobilien AG	330	38,504
Vonovia SE	775	38,732
		127,332
ITALY — 0.3%
Italgas SpA	4,080	25,486
MALAYSIA — 0.2%
Tenaga Nasional Bhd	6,400	19,047

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal		Value
SOUTH KOREA — 0.2%
Korea Electric Power Corp. ADR *		1,700	$20,689
SPAIN — 0.4%
EDP Renovaveis SA *		3,730	37,025
UNITED KINGDOM — 1.2%
John Laing Group PLC		26,560	133,349
UNITED STATES — 2.4%
Ameren Corp.		470	34,202
Avangrid, Inc.		650	33,286
Consolidated Edison, Inc.		270	23,263
Eversource Energy		480	34,397
Exelon Corp.		710	36,175
TerraForm Power, Inc., Class A		4,720	64,003
WEC Energy Group, Inc.		450	35,294
			260,620
Total Common Stocks
(cost $577,588)			623,548
SOVEREIGN DEBTS — 5.0%
EGYPT — 2.0%
Egyptian Treasury Bills, 11/26/19 (2)	EGP	4,050,000	214,893
JAPAN — 3.0%
Japanese Treasury Discount Bill, 06/24/19 (2)	JPY	35,100,000	315,171
Total Sovereign Debts
(cost $519,195)			530,064
COLLATERALIZED LOAN OBLIGATIONS — 2.6%
IRELAND — 1.5%
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30 (3)		150,000	166,170

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

	Shares/Principal	Value
NETHERLANDS — 1.1%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31 (3)	110,000	$123,605
Total Collateralized Loan Obligations
(cost $293,572)		289,775
TREASURY BILLS — 2.5%
UNITED STATES — 2.5%
U.S. Treasury Bill, 08/01/19 (2)	270,000	268,363
Total Treasury Bills
(cost $268,358)		268,363
TOTAL INVESTMENTS — 91.4%
(cost $9,393,480)		$9,776,999
Other assets less liabilities — 8.6%		924,262
NET ASSETS — 100.0%		$10,701,261

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(3)  Variable rate security.

3-Month Euribor rate as of April 30, 2019 was (0.310%).

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

A summary of the Fund's transactions with affiliated funds during the period ended April 30, 2019 is as follows:

Affiliated Fund Holdings

	Shares at December 4, 2018	Value at December 4, 2018	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net change in unrealized Appreciation/ (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at April 30, 2019	Value at April 30, 2019
The Emerging Markets Fund, Class K	—	$—	$375,722	$(104,993)	$(742)	$15,421	$4,412	$26,773	13,761	$285,408
The International Equity Fund, Class K	—	—	1,325,110	(184,823)	(953)	69,015	18,555	87,298	94,255	1,208,349
The U.S. Equity Growth Fund, Class K	—	—	305,870	—	—	26,926	247	5,114	19,082	332,796
	—	$—	$2,006,702	$(289,816)	$(1,695)	$111,362	$23,214	$119,185	127,098	$1,826,553

For more information on the affiliated fund holdings, please refer to Note B.

Open futures contracts outstanding at April 30, 2019:

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at April 30, 2019	Unrealized Appreciation (Depreciation)
10 Year Mini JGB Futures	June 2019	(2)	$(274,195)	$(396)
Euro — Bund Futures	June 2019	(1)	(185,412)	97
Euro — OAT Futures	June 2019	(1)	(181,700)	(442)
US 10 Year Ultra Futures	June 2019	(3)	(395,344)	(6,251)
				$(6,992)

Open forward foreign currency contracts outstanding at April 30, 2019:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	5/9/19	EUR	98,000	USD	112,800	$2,798	$—
The Bank of New York Mellon	5/15/19	AUD	1,170,000	USD	831,048	5,943	—
The Bank of New York Mellon	5/15/19	EUR	1,853,000	USD	2,086,832	5,811	—
The Bank of New York Mellon	5/15/19	GBP	1,974,000	USD	2,582,870	6,657	—
The Bank of New York Mellon	5/15/19	JPY	113,100,000	USD	1,017,589	995	—
The Bank of New York Mellon	5/15/19	USD	250,201	JPY	27,800,000	—	(322)
The Bank of New York Mellon	5/16/19	USD	51,977	KZT	19,800,000	—	(116)
The Bank of New York Mellon	5/22/19	KRW	791,000,000	USD	692,884	13,723	—
The Bank of New York Mellon	5/30/19	KRW	111,000,000	USD	99,463	4,041	—
The Bank of New York Mellon	6/6/19	CHF	101,700	USD	102,701	2,536	—

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	6/6/19	HUF	56,600,000	USD	205,216	$8,715	$—
The Bank of New York Mellon	6/6/19	JPY	9,800,000	USD	87,868	—	(380)
The Bank of New York Mellon	6/6/19	PEN	340,000	USD	102,363	—	(296)
The Bank of New York Mellon	6/6/19	RUB	6,950,000	USD	104,354	—	(2,747)
The Bank of New York Mellon	6/6/19	USD	194,759	AUD	274,000	—	(1,425)
The Bank of New York Mellon	6/6/19	USD	102,682	CHF	101,700	—	(2,517)
The Bank of New York Mellon	6/6/19	USD	102,449	GBP	77,000	—	(1,839)
The Bank of New York Mellon	6/6/19	USD	302,550	JPY	33,600,000	15	—
The Bank of New York Mellon	6/6/19	USD	106,239	NOK	905,000	—	(1,183)
The Bank of New York Mellon	6/6/19	USD	102,394	PEN	340,000	265	—
The Bank of New York Mellon	6/13/19	EUR	88,100	USD	99,454	263	—
The Bank of New York Mellon	6/13/19	USD	205,326	COP	640,000,000	—	(7,827)
The Bank of New York Mellon	6/13/19	USD	195,614	NOK	1,695,000	1,200	—
The Bank of New York Mellon	6/27/19	PHP	11,300,000	USD	213,745	—	(3,592)
The Bank of New York Mellon	6/27/19	USD	213,937	CLP	143,400,000	—	(2,289)
The Bank of New York Mellon	6/27/19	USD	213,919	IDR	3,070,000,000	311	—
The Bank of New York Mellon	7/25/19	CAD	269,000	USD	201,503	286	—
The Bank of New York Mellon	9/26/19	KRW	108,000,000	USD	95,648	2,384	—

Total unrealized appreciation (depreciation)	$55,943	$(24,533)

ADR  —  American Depositary Receipt

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLO  —  Collateralized Loan Obligation

CLP  —  Chilean Peso

COP  —  Colombian Peso

CPI  —  Consumer Price Index

EGP  —  Egyptian Pound

EUR  —  Euro

EURIBOR  —  Euro Inter Bank Offer Rate

FRN  —  Floating Rate Note

IDR  —  Indonesian Rupiah

GBP  —  Great Britain Pound

HUF  —  Hungarian Forint

JPY  —  Japanese Yen

KRW  —  South Korean Won

KZT  —  Kazakhstani Tenge

MTN  —  Medium Term Note

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

PEN  —  Peruvian Nuevo Sol

PHP  —  Philippine Peso

PIK  —  Payment-in Kind

PLN  —  Polish Zloty

REIT  —  Real Estate Investment Trust

RUB  —  Russian Ruble

TRY  —  Turkish Lira

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

Fair Value Measurement

The following is a summary of the inputs used as of April 30, 2019 in valuing the Funds' investments carried at fair value:

Investments in Securities(1)	Level 1	Level 2	Level 3	Total
Assets:
Pooled Investment Vehicles	$2,566,035	$500,310	$—	$3,066,345
Inflation Indexed Bonds	—	1,891,509	—	1,891,509
Foreign Government Bonds	—	1,530,836	—	1,530,836
Corporate Bonds	—	825,759	—	825,759
REITs	206,629	544,171	—	750,800
Common Stocks	333,294	290,254	—	623,548
Sovereign Debts	—	530,064	—	530,064
Collateralized Loan Obligations	—	289,775	—	289,775
Treasury Bills	268,363	—	—	268,363
Total Investment in Securities	$3,374,321	$6,402,678	$—	$9,776,999
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	55,943	—	55,943
Futures Contracts	97	—	—	97
Total Investments in Securities and Other Financial Instruments	$3,374,418	$6,458,621	$—	$9,833,039
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	24,533	—	24,533
Futures Contracts	7,089	—	—	7,089
Total Other Financial Instruments	$7,089	$24,533	$—	$31,622

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for description of inputs used in the fair value hierarchy above.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Report April 30, 2019

April 30, 2019
The Multi Asset Fund

ASSETS
Investments, at value (cost $7,678,289)	$7,950,446
Investments in affiliated funds, at value (cost $1,715,191)	1,826,553
Cash	1,445,609
Unrealized appreciation on forward foreign currency contracts	55,943
Deposit with broker for futures contracts	40,637
Due from Investment Advisor	38,525
Interest receivable	45,453
Dividends receivable	13,560
Tax reclaims receivable	916
Total Assets	11,417,642
LIABILITIES
Advisory fee payable	7,860
Unrealized depreciation on forward foreign currency contracts	24,533
Payable for investment purchased	591,731
Unrealized depreciation for futures	6,957
Administration & Supervisory fee payable	5,800
Trustee fee payable	31
Accrued expenses	79,469
Total Liabilities	716,381
NET ASSETS	$10,701,261
COMPOSITION OF NET ASSETS
Paid-in capital	$10,041,537
Total distributable earnings	659,724
$10,701,261
NET ASSET VALUE, PER SHARE
Class K ( $5,350,631 / 502,164 shares outstanding), unlimited authorized, no par value	$10.66
Institutional Class ( $5,350,630 / 502,164 shares outstanding), unlimited authorized, no par value	$10.66

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2019

For the Period December 4, 2018* through April 30, 2019
The Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,897)	$30,677
Income from affiliated funds	23,214
Interest	96,659
Total Investment Income	150,550
Expenses
Advisory fee (Note B)	13,666
Administration & Supervisory fee — Class K shares (Note B)	3,520
Administration & Supervisory fee — Institutional Class shares (Note B)	3,520
Professional fees	30,109
Blue sky fees	20,833
Custody	7,742
Fund accounting	17,081
Transfer agency	12,703
Legal	1,975
Trustees' fees	250
Insurance	83
Commitment fees	14
Miscellaneous	17,489
Total Expenses	128,985
Advisory fees waived	(102,067)
Affiliated fund expenses waived	(4,039)
Total fees waived	(106,106)
Net Expenses	22,879
Net Investment Income	127,671
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	26,934
Investments in affiliated funds	(1,695)
Distributions from affiliated funds	119,185
Futures	(11,611)
Forward foreign currency contracts	25,228
Foreign currency transactions	7,900
165,941

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2019

Net change in unrealized appreciation (depreciation) on:
Investments	$272,157
Investments in affiliated funds	111,362
Futures	(6,992)
Forward foreign currency contracts	31,410
Translation of net assets and liabilities denominated in foreign currencies	(288)
407,649
Net realized and unrealized gain	573,837
NET INCREASE IN NET ASSETS FROM OPERATIONS	$701,261

*  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Annual Report April 30, 2019

The Multi Asset Fund

For the Period December 4, 2018(a) through April 30, 2019
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$127,671
Net realized gain	165,941
Net change in unrealized appreciation	407,649
Net increase in net assets from operations	701,261
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	(21,161)
Institutional Class	(21,161)
Total Distributions to Shareholders	(42,322)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	5,000,000
Institutional Class	5,000,000
Dividends reinvested:
Class K	21,161
Institutional Class	21,161
Increase in Net Assets from Transactions in Shares of Beneficial Interest	10,042,322
Total Increase in Net Assets	10,701,261
NET ASSETS
Beginning of period	—
End of period	$10,701,261

(a) Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2019

The Multi Asset Fund
Selected data for a Class K share outstanding throughout the period:

For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of the period	$10.00
From Investment Operations
Net investment income(b)	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.57
Net increase in net asset value from investment operations	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.04)
Total Dividends and Distributions	(0.04)
Net asset value, end of the period	$10.66
Total Return
Total return based on net asset value(c)	7.06%
Ratios/Supplemental Data
Net assets, end of the period (000's omitted)	$5,351
Ratio of expenses to average net assets, before waiver under expense limitation agreement(d)(e)	3.02%*
Ratio of expenses to average net assets, after waiver under expense limitation agreement(e)	0.55%*
Ratio of net investment income (loss) to average net assets(e)	3.08%*
Portfolio turnover rate(f)	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(e)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2019

The Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout the period:

For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of the period	$10.00
From Investment Operations
Net investment income(b)	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.57
Net increase in net asset value from investment operations	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.04)
Total Dividends and Distributions	(0.04)
Net asset value, end of the period	$10.66
Total Return
Total return based on net asset value(c)	7.06%
Ratios/Supplemental Data
Net assets, end of the period (000's omitted)	$5,350
Ratio of expenses to average net assets, before waiver under expense limitation agreement(d)(e)	3.02%*
Ratio of expenses to average net assets, after waiver under expense limitation agreement(e)	0.55%*
Ratio of net investment income (loss) to average net assets(e)	3.08%*
Portfolio turnover rate(f)	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(e)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Annual Report April 30, 2019

Note A — Organization and Accounting Policies

The Multi Asset Fund (the "Fund") is a diversified series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund, and description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

As of April 30, 2019, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

New Accounting Pronouncements

In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, which will amend FASB ASC 310-20. The amendments in this update shorten the amortization period for certain callable debt securities held at a premium, generally requiring the premium to be amortized to the earliest call date. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Subsequent to April 30, 2019 management have adopted this provision and the ASU will be applied in financial statements for future periods.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update, (ASU 2018-13), Fair Value Measurement Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019.

Effective April 30, 2019, management has evaluated the impact of applying this provision and have determined to early adopt the provisions of this ASU, which does not have a significant impact on the financial statements.

Adoption of Recent Amendments to Regulation S-X

The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. The Regulation S-X amendments are reflected in the Fund's financial statements as of April 30, 2019.

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price or official closing price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity Securities listed on an established securities exchange for which there is no reported sale during the day (and in the case of over-the-counter securities not so listed) are valued at the mean between the last available bid and asked prices.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds, sovereign debts, and treasury bills are normally valued on the basis of quotes obtained from brokers and dealers

Notes to Financial Statements

Annual Report April 30, 2019

or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited (the "Manager") determines that amortized cost does not represent fair value. These securities will be classified as Level 2 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time other than the pricing point of The Multi Asset Fund, the price may be subject to fair value adjustment as determined by the Manager.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund may invest in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund may invest in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

The Fund may invest in Collateralized Loan Obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. A Collateralized Loan Obligation (CLO) is a security backed by a pool of debt, often low?rated corporate loans. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service which for all equity securities, except those traded on Canadian, Latin American, certain South American, or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the

Notes to Financial Statements

Annual Report April 30, 2019

principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund's use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2019 is disclosed at the end of the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and

Notes to Financial Statements

Annual Report April 30, 2019

Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund may invest in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund may invest in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the daily change in the fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. The Fund recognizes a gain or loss equal to the daily variation margin.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund's portfolio, to protect a Fund's value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfil its obligation under the agreement).

At April 30, 2019, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities were as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$55,943
Futures	Interest rate risk	Unrealized depreciation for futures	97	*
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$24,533
Futures	Interest rate risk	Unrealized depreciation for futures	7,089	*

*  Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Portfolio of Investments. Unrealized depreciation for futures as disclosed within the Statement of Assets and Liabilities includes adjustment for broker commissions.

Notes to Financial Statements

Annual Report April 30, 2019

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the period December 4, 2018 through April 30, 2019 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$25,228	$(11,611)

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$31,410	$(6,992)

As of April 30, 2019, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statement of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Futures	$97	$(97)	$—	$—	$—	$—
Forward Foreign Currency Contracts	55,943	—	55,943	(24,533)	—	31,410
Total	$56,040	$(97)	$55,943	$(24,533)	$—	$31,410
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Futures	$(7,089)	$97	$(6,992)	$—	$6,992	$—
Forward Foreign Currency Contracts	(24,533)	—	(24,533)	24,533	—	—
Total	$(31,622)	$97	$(31,525)	$24,533	$6,992	$—

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

Notes to Financial Statements

Annual Report April 30, 2019

For the period December 4, 2018 through April 30, 2019 the average monthly volume of derivatives was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$2,311,951	$(8,393,252)
Futures (notional value)	—	(881,621)

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities. If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax period ended April 30, 2019 is subject to examination.

At April 30, 2019 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the period ended April 30, 2019, the Fund did not incur any such post October losses.

Notes to Financial Statements

Annual Report April 30, 2019

At April 30, 2019, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Currency Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Other Accumulated Losses*	Total Accumulated Earnings/Deficit
The Multi Asset Fund	$250,756	$108,674	$—	$—	$305,380	$(5,086)	$659,724

*  Includes $5,086 of disallowed straddle losses.

The differences between the book and tax basis are primarily due to mark to market income on certain derivative contracts and securities categorized as PFICs.

For the period ended April 30, 2019, the following reclassifications have been made on the Statement of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP.

Fund	Total Distributable Earnings	Paid-in Capital
The Multi Asset Fund	$785	$(785)

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the period ended April 30, 2019, the tax character of the dividends paid were:

Fund	Ordinary Income 2019	Long Term Capital Gains 2019	Return of Capital 2019
The Multi Asset Fund	$42,322	$—	$—

For tax purposes, distributions from short-term capital gains, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at April 30, 2019 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
The Multi Asset Fund	$9,467,507	$444,837	$(135,345)	$309,492

Note B — Investment Management and Affiliated Funds

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

Notes to Financial Statements

Annual Report April 30, 2019

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (millions)	Annual Rate at Each Asset Level
The Multi Asset Fund	$0 - $2,000 >$2,000 - $5,000 Above $5,000	0.33% 0.29% 0.27%

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of the Fund's average net assets.

The Manager has contractually agreed to irrevocably waive a portion of its Management Fee in an amount equal to 100% of the Advisory Fee and Administration and Supervisory Fee (the "Management Fee") paid by any Affiliated Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's investment advisory agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

The Manager has contractually agreed to waive its fees and/or bear expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, Acquired Fund Fees and Expenses* and extraordinary expenses) exceed the following amounts, less the above affiliated fund waiver:

Fund	Class	Expense Limitation	Expiration Date
The Multi Asset Fund	Class K	0.65%	4/30/2020
	Institutional Class	0.65%	4/30/2020

*  Acquired Fund Fees and Expenses are the operating expenses of funds in which the Fund invests, excluding affiliated funds' management fees. This information is part of the fees and expenses displayed in the Fund's prospectus.

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC ("BGFS"), a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At April 30, 2019, transactions in affiliated funds, if any, are listed at the end of Portfolio of Investments.

Notes to Financial Statements

Annual Report April 30, 2019

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the period December 4, 2018 through April 30, 2019 were as follows:

	Purchases	Sales
Long Term Investments	$8,834,445	$1,180,024
U.S. Government Obligations	599,534	—

Note D — Transactions in Shares of Beneficial Interest

	Class K Shares For the Period Ended April 30, 2019		Institutional Class Shares For the Period Ended April 30, 2019
	Shares	Amount	Shares	Amount
Shares sold	500,000	$5,000,000	500,000	$5,000,000
Shares issued in reinvestment of dividends and distributions	2,164	21,161	2,164	21,161
Shares redeemed	—	—	—	—
Net increase (decrease)	502,164	$5,021,161	502,164	$5,021,161

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of April 30, 2019, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
The Multi Asset Fund	Baillie Gifford International LLC	100.00%

Purchase and redemption activity of this account may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 23, 2019, which allows the certain series of the Trust to borrow up to $50 million in total subject to minimum asset

Notes to Financial Statements

Annual Report April 30, 2019

coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions with respect to Class K and Institutional Class shares or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate. Pursuant to allocation procedures adopted by the Board, the classes borrowing pursuant to the Credit Agreement shall bear any expenses associated with the credit facility or borrowings thereunder.

The Manager entered into an agreement with Bank of New York Mellon on May 1, 2018 until April 29, 2019 to act as payor of half of the commitment fee, the other half being paid by Class K and Institutional Class; the series of the Trust that are parties to the Credit Agreement. As a result, for the period ended April 29, 2019, the Fund paid part of the commitment fee equal to its pro rata share of the amount of the credit facility based on such Fund's average net asset value attributable to the share classes for which the facility is maintained. Effective April 29, 2019, the commitment fee is payable by Class K and Institutional Class; the series of the Trust that are parties to the Credit Agreement.

The rate payable at April 30, 2019 was 3.73% on any amounts drawn down. There were no drawdowns in the period.

Note H — Principal Risks

The below is a selection of the Fund's principal risks, the Fund's principal risks are further described in its prospectus.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund's portfolio, including short-term losses.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is nondirectional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Currency and Currency Hedging Risk

The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. Dollar, or if it invests in products to reduce this exposure, and those products lose value. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non- U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Debt Securities Risk

The values of debt securities may decrease as a result of many factors, including general market fluctuations, increases in interest rates, actual or perceived inability or

Notes to Financial Statements

Annual Report April 30, 2019

unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, prepayments of principal, and slower-than-expected principal payments. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Non-U.S. Investment Risk

Non-U.S. securities and securities denominated in foreign currencies are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, generally less government supervision of foreign securities markets and issuers and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Emerging Markets Risk

To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

Equity Securities Risk

Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer.

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate will serve as investment adviser to some pools in which the Fund invests, leading to potential conflicts of interest.

For further information on risk please refer to the Prospectus.

Note I — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between April 30, 2019 and the issuance of the Financial Statements.

Report of Independent Registered Public Accounting Firm

Annual Report April 30, 2019

To the Shareholders and Board of Trustees of
The Multi Asset Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Multi Asset Fund (the "Fund"), a series of Baillie Gifford Funds, as of April 30, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 4, 2018 (commencement of operations) through April 30, 2019 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Baillie Gifford Overseas Limited's investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 26, 2019

Supplemental Information (unaudited)

Annual Report April 30, 2019

Federal Income Tax Information

Qualified dividend income was taxable to the Fund through April 30, 2019. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	Qualified Dividend Income
The Multi Asset Fund	7.92%

For corporate shareholders, the percentage of ordinary income distributions for the period ended April 30, 2019 for the corporate dividends-received deduction is:

Fund	Dividends-received Deductions
The Multi Asset Fund	1.09%

Supplemental Information (unaudited)

Annual Report April 30, 2019

Management of the Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information as of April 30, 2019.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund Complex overseen by Trustee(3)
Disinterested Trustees
Howard W. Chin 1952	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	15
Pamela M.J. Cox 1952	Trustee	Since 2017	Senior Associate (non-resident), CSIS (think tank). Formerly: Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	15
Bruce C. Long 1945	Trustee	Since 2009	Global Financial Consultant.	15
Robert E. Rigsby 1949	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	15
Interested Trustee
David Salter(4) 1975	Trustee, Chairman of the Board, and President	Since 2016 (Previously Vice President since 2014)	Partner, Baillie Gifford & Co. (investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	15

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than Officers who are also Trustees)

Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser).
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths 1973	Secretary Chief Legal Officer	Since 2015 Since 2017	Senior Legal Counsel for Baillie Gifford & Co. (investment adviser).
Graham Laybourn 1966	Vice President	Since 2018 (Previously CCO since 2005)	Partner, Baillie Gifford & Co. (investment adviser).

Supplemental Information (unaudited)

Annual Report April 30, 2019

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than Officers who are also Trustees)

Suzanne Quinn 1979	Chief Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co. (investment adviser).
Evan Delaney 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co. (investment adviser); Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Assistant Manager, North American Funds Operations Department, Baillie Gifford & Co. (investment adviser).

The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  Length of time served relates to the relevant Trustee's or Officer's service with the Trust. There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. Thereafter, such Trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the Trustees at any time.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes The Asia ex Japan Fund, a series of the Trust which has not yet commenced operations.

(4)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager (Baillie Gifford Overseas Limited.) and his role as an officer of the Trust.

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the period from December 4, 2018 to June 30, 2019 will be available on August 31, 2019 without charge upon request by calling

Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund filed its complete schedule of portfolio holdings with the SEC for its first fiscal quarter ending January 31, 2019 on Form N-Q. This is available on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC as an exhibit to its Form N-PORT. The Form N-PORT is filed with the SEC 60 days after the end of each fiscal quarter. For each quarterly filing, portfolio holdings information for the last month of the quarter is made publicly available on the SEC's website. The Fund's holdings can also be found at Baillie Gifford Funds website: http://USmutualfund.bailliegifford.com.

BOARD CONSIDERATIONS REGARDING NEW
FUND'S CONTRACT APPROVAL (unaudited)

Annual Report April 30, 2019

On June 22, 2018, the Board of Trustees (the "Board") of the Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of The Multi Asset Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the approval of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge (an independent provider of mutual fund data, "Broadridge") and independent legal counsel. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement. The Independent Trustees then presented their findings to the Board.

The Board concluded that it was in the best interests of the Fund to approve the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services expected to be provided by the Manager to the Fund. The Board noted that, pursuant to the Fund's Advisory Agreement, the Manager will provide portfolio management services to the Fund and will receive a management fee and, pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement, the Manager will receive an administration and supervisory fee. The Board considered the background and qualifications of the investment, compliance and administrative personnel who would be involved in the management and oversight of the Fund and reviewed information regarding the Fund's management fee, administration and supervisory fee and estimated expense ratio compared to similar funds. The Board considered the proposed investment objective and investment philosophy and process for the Fund and reviewed composite performance information for similar strategies from the Manager. The Board noted that the Manager provides advisory services to other funds in the Trust and that the Board had also reviewed extensive information regarding the Manager and the nature and quality of services provided to other funds in the Trust during the annual May-June contract renewal process. In evaluating the management fee to be paid by the Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund's management fee and administration and supervisory fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were expected to be satisfactory.

With respect to profitability, the Board considered that, because the Fund was not operational, the Manager did not provide estimated profitability. The Board considered other benefits to be derived by the Manager from its relationship to the Fund, including receipt of the administration and supervisory fee. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund would benefit from any economies of scale. The Board considered the relatively low level of the management fee of the Fund compared to peer funds, that the management fee schedule includes breakpoints and that the Fund was not yet operational and had no assets.

The Board reviewed the Fund's management fee (plus the administration and supervisory fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund's management fee (plus the administration and supervisory fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered that the Manager has contractually agreed to waive its fees and/or bear other expenses of Class K and Institutional Class shares of the Fund through August 28, 2019 and that the contractual agreement may only be terminated by the Board. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the approval of the Advisory Agreement was in the best interests of the Fund.

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Copyright © Baillie Gifford & Co 2015.

Item 2. Code of Ethics.

(a)         The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         Not applicable.

(c)          There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)         The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)        Not applicable.

(f)         The registrant’s Code of Ethics is attached hereto as an exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Mr. Robert E. Rigsby, is qualified to serve as an audit committee financial expert serving on its audit oversight committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)                                 The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,400 for 2019 and $0 for 2018.

Audit-Related Fees

(b)                                 The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

Tax Fees

(c)                                  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,000 for 2019 and $0 for 2018.

These services are related to the review of federal and state income tax returns, excise tax returns, and the review of the distribution requirements for excise tax purposes.

All Other Fees

(d)                                 The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,900 for 2019 and $0 for 2018.

These services are related to services rendered to the investment adviser for tax compliance, tax planning and tax advice.

(e)(1)                   In order for the Trust’s accountant to remain independent, the following engagements must be approved in advance by the Trust’s Audit Oversight Committee or pursuant to the Pre-Approval Policies and Procedures for Audit and Non-Audit Services, as adopted by the Trust’s Audit Oversight Committee:

(a)         any engagement of the accountant to provide audit services or non-audit services to the Trust; and

(b)         any engagement of the accountant to provide non-audit services to the Trust’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust (“Service Providers”), if the engagement relates directly to the operations and financial reporting of the Trust.

(e)(2)                   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Audit Related Fees — Not Applicable

(c) Tax Fees — 100%

(d) All Other Fees — 100%

(f)                                   Not applicable.

(g)                                  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2019 and $0 for 2018.

(h)                                 Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)                  Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(a)(4)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Graham Laybourn
Graham Laybourn, Vice President

Date	June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Graham Laybourn
Graham Laybourn, Vice President

Date	June 27, 2019

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	June 27, 2019

* Print the name and title of each signing officer under his or her signature.